Financial risk management - Metal and input price risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gold
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	$ 21.9	$ 19.0
Copper
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	19.5	20.7
Fuel and electricity price
FINANCIAL RISK MANAGEMENT
Impact on net earnings due to 10 % change in price	$ 3.9	$ 7.0